UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 7/31/2018

Item 1. Reports to Stockholders.

Semiannual Report 7/31/2018

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer **Portfolio Series Conservative Investor Fund**

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index
6-Month	-1.24%	-6.92%	-0.45%	0.70%
1-Year	3.25	-2.69	-0.80	16.24
5-Year	4.10	2.88	2.25	13.12
10-Year	1.59	0.99	3.73	10.67

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Heightened volatility returned to the financial markets in 2018. Although several broad measures of global and U.S. stock market performance set new record highs in January 2018, financial markets soon encountered renewed concerns stemming from inflationary pressures in the United States and protectionist rhetoric from the U.S. government. Trade tensions were on the rise, and there were pockets of political issues, such as the elections in Mexico and Turkey, the new Italian government, and issues around immigration in the Eurozone.

In this environment, performance between asset classes was mixed. While the U.S. remained in an expansion, Europe and emerging markets slowed, creating a regime of potential policy divergence, repatriation of investment flows into the U.S., and large currency fluctuations. Market performance was weak, particularly in non-U.S. markets. Equity markets in the U.S. generally produced muted positive results and outperformed international equities, with the S&P 500 Index returning 0.70% and the MSCI World Index returning -1.63%. Emerging market equities had a particularly difficult period, with the MSCI Emerging Markets Index returning -11.94%. Fixed income markets generally produced negative returns. Similar to equities,

U.S. fixed income generally outperformed international, with the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.45% and the FTSE Non-U.S. Dollar World Government Bond Index returning -4.38%. Emerging markets debt experienced the largest declines among fixed income, with the JPMorgan Global Bond Index – Emerging Market Global Diversified Index returning -8.75%.

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of -1.24%. In an environment where U.S. equities and fixed income securities outperformed their international counterparts, the Fund’s exposure to international equities and fixed income resulted in underperformance versus its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond Index and S&P 500 Index, which returned -0.45% and 0.70%, respectively.

Foreign equity funds that detracted from performance included Oppenheimer International Growth Fund, Oppenheimer International Equity Fund, and Oppenheimer Developing Markets Fund. Although foreign equity funds had a negative overall impact on

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion except for Oppenheimer Master Loan Fund, LLC, which does not offer Class I shares.

3        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

performance, a bright spot this reporting period was Oppenheimer International Small-Mid Company Fund, which produced a positive absolute return and outperformed the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, as well as its own benchmark, the MSCI ACWI ex USA SMID Net Index. The Fund’s foreign fixed income exposure was held through Oppenheimer International Bond Fund, which invests in international fixed income in both developed and emerging markets countries. This underlying fund detracted from performance as international fixed income declined and underperformed U.S. fixed income this reporting period.

In U.S. fixed income, Oppenheimer Total Return Bond Fund detracted from performance this period. In a period where credit underperformed U.S. Treasuries, the underlying fund’s strategic underweight position to U.S. Treasuries was the largest detractor from performance versus the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund had a smaller allocation to Oppenheimer Limited-Term Government Fund and Oppenheimer Master Loan Fund, LLC, which produced slight positive results for the Fund.

Although U.S. equities outperformed international equities, the Fund’s allocation to Oppenheimer Value Fund was another detractor from performance this reporting period. This underlying fund underperformed the broad U.S. equity market measured by the S&P 500 Index as value stocks continued to underperform growth stocks this reporting period. The Fund’s strongest performing U.S. equity funds were Oppenheimer Main Street Small Cap Fund and Oppenheimer Main Street Mid Cap Fund. Small-and-mid cap stocks outperformed large cap stocks during this reporting period, which benefited the performance of these underlying funds. Small-cap stocks experienced particularly strong performance during the reporting period as investors sought companies more exposed to the U.S. economy versus larger-cap multinationals more exposed to global trade and whose foreign revenue is negatively impacted by a rising U.S. dollar.

In alternatives, the strongest contributor to the Fund’s performance was Oppenheimer Real Estate Fund. Attractive absolute yields, discounted valuations, a pickup in merger and acquisition activity, and improving earnings all supported the asset class. Additionally, investors responded to rising uncertainty created by the threat of trade wars by taking more defensive positions, which benefited the real estate investment trust (REIT) sector. Detracting from performance in alternatives was the Fund’s small exposure to Oppenheimer Gold & Special Minerals

4        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund as the stocks of gold and other precious metals declined this period.

Jeffrey Bennett Portfolio Manager

5        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Fixed Income Funds	50.6%
Domestic Equity Funds	21.7
Alternative Funds	11.0
Foreign Fixed Income Funds	10.7
Foreign Equity Funds	4.8
Money Market Funds	1.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Total Return Bond Fund, Cl. I	25.5%
Oppenheimer Limited-Term Government Fund, Cl. I	11.7
Oppenheimer International Bond Fund, Cl. I	10.7
Oppenheimer Value Fund, Cl. I	9.5
Oppenheimer Capital Appreciation Fund, Cl. I	8.9
Oppenheimer Master Inflation Protected Securities Fund, LLC	7.4
Oppenheimer Master Loan Fund, LLC	5.9
Oppenheimer Fundamental Alternatives Fund, Cl. I	4.2
Oppenheimer Real Estate Fund, Cl. I	2.7
Oppenheimer Master Event-Linked Bond Fund, LLC	2.5

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on net assets.

For more current Fund holdings, please visit oppenheimerfunds.com.

6        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	-1.24%	3.25%	4.10%	1.59%
Class C (OCCIX)	4/5/05	-1.67	2.50	3.31	0.81
Class R (ONCIX)	4/5/05	-1.35	3.02	3.85	1.30
Class Y (OYCIX)	4/5/05	-1.13	3.51	4.36	1.87
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/18
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	-6.92%	-2.69%	2.88%	0.99%
Class C (OCCIX)	4/5/05	-2.66	1.50	3.31	0.81
Class R (ONCIX)	4/5/05	-1.35	3.02	3.85	1.30
Class Y (OYCIX)	4/5/05	-1.13	3.51	4.36	1.87

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on July 31, 2018, and are

7        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Actual	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During 6 Months Ended July 31, 2018
Class A	$ 1,000.00	$ 987.60	$ 2.02
Class C	1,000.00	983.30	5.72
Class R	1,000.00	986.50	3.26
Class Y	1,000.00	988.70	0.84

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.76	2.06
Class C	1,000.00	1,019.04	5.82
Class R	1,000.00	1,021.52	3.31
Class Y	1,000.00	1,023.95	0.85

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2018 are as follows:

Class	Expense Ratios
Class A	0.41%
Class C	1.16
Class R	0.66
Class Y	0.17

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—11.0%
Oppenheimer Fundamental Alternatives Fund, Cl. I	897,297	$24,864,100
Oppenheimer Gold & Special Minerals Fund, Cl. I	647,977	9,790,937
Oppenheimer Master Event-Linked Bond Fund, LLC	962,897	15,083,824
Oppenheimer Real Estate Fund, Cl. I	650,793	16,263,307
		66,002,168
Domestic Equity Funds—21.7%
Oppenheimer Capital Appreciation Fund, Cl. I	780,726	53,542,162
Oppenheimer Main Street Mid Cap Fund, Cl. I	319,164	9,811,089
Oppenheimer Main Street Small Cap Fund, Cl. I	598,953	9,942,627
Oppenheimer Value Fund, Cl. I	1,460,276	56,731,725
		130,027,603
Domestic Fixed Income Funds—50.5%
Oppenheimer Limited-Term Government Fund, Cl. I	16,211,412	70,033,299
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,694,141	44,637,585
Oppenheimer Master Loan Fund, LLC	2,040,779	35,435,853
Oppenheimer Total Return Bond Fund, Cl. I	23,164,756	153,119,036
		303,225,773
Foreign Equity Funds—4.8%
Oppenheimer Developing Markets Fund, Cl. I	105,077	4,486,808
Oppenheimer International Equity Fund, Cl. I	430,047	9,263,216
Oppenheimer International Growth Fund, Cl. I	256,240	11,043,929
Oppenheimer International Small-Mid Company Fund, Cl. I	76,999	4,157,168
		28,951,121
Foreign Fixed Income Fund—10.7%
Oppenheimer International Bond Fund, Cl. I	11,382,573	64,197,713
Money Market Fund—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2]	7,242,459	7,242,459
Total Investments, at Value (Cost $578,401,005)	99.9%	599,646,837
Net Other Assets (Liabilities)	0.1	748,130

Net Assets	100.0%	$600,394,967

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2018	Additions	Reductions	July 31, 2018

Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	485,515	468,703	56,921	897,297
Oppenheimer Global Multi Strategies Fund, Cl. I	1,155,713	629	1,156,342	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	610,836	331,704	294,563	647,977
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,005,832	42,935	962,897

11        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares	Gross		Gross		Shares
	January 31, 2018	Additions		Reductions		July 31, 2018

Alternative Funds (Continued)
Oppenheimer Real Estate Fund, Cl. I	793,943	117,386		260,536		650,793
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	1,068,074	4,161		291,509		780,726
Oppenheimer Main Street Mid Cap Fund, Cl. I	423,476	1,749		106,061		319,164
Oppenheimer Main Street Small Cap Fund, Cl. I	735,252	3,256		139,555		598,953
Oppenheimer Value Fund, Cl. I	1,833,645	21,130		394,499		1,460,276
Domestic Equity Funds
Oppenheimer Limited-Term Government Fund, Cl. I	15,119,183	2,106,386		1,014,157		16,211,412
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,517,926	409,674		233,459		3,694,141
Oppenheimer Master Loan Fund, LLC	1,883,024	455,789		298,034		2,040,779
Oppenheimer Total Return Bond Fund, Cl. I	22,817,338	1,804,545		1,457,127		23,164,756
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	110,827	1,042		6,792		105,077
Oppenheimer International Equity Fund, Cl. I	490,134	2,292		62,379		430,047
Oppenheimer International Growth Fund, Cl. I	274,637	6,958		25,355		256,240
Oppenheimer International Small- Mid Company Fund, Cl. I	81,335	370		4,706		76,999
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	11,588,336	574,842		780,605		11,382,573
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	199,526	23,224,837		16,181,904		7,242,459

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)

Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$24,864,100	$—		$6,621		$(131,678)
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—		(4,129,984)		3,647,259
Oppenheimer Gold & Special Minerals Fund, Cl. I	9,790,937	—		(34,432)		(779,943)
Oppenheimer Master Event-Linked Bond Fund, LLC	15,083,824	397,909	[a]	(176,881)	[a]	(106,420)[a]
Oppenheimer Real Estate Fund, Cl. I	16,263,307	89,712		2,463,248		(1,953,355)

12        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

						Change in
				Realized		Unrealized
	Value	Income		Gain (Loss)		Gain (Loss)

Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	$53,542,162	$—		$7,056,646		$(7,231,884)
Oppenheimer Main Street Mid Cap Fund, Cl. I	9,811,089	—		1,155,921		(863,691)
Oppenheimer Main Street Small Cap Fund, Cl. I	9,942,627	—		468,330		179,850
Oppenheimer Value Fund, Cl. I	56,731,725	501,108		7,591,816		(9,636,159)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	70,033,299	732,004		(28,908)		(443,782)
Oppenheimer Master Inflation Protected Securities Fund, LLC	44,637,585	955,974	[b]	25,748	[b]	(795,240)	[b]
Oppenheimer Master Loan Fund, LLC	35,435,853	993,729	[c]	60,043	[c]	(285,606)	[c]
Oppenheimer Total Return Bond Fund, Cl. I	153,119,036	2,695,654		216,897		(4,107,843)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	4,486,808	—		107,450		(516,058)
Oppenheimer International Equity Fund, Cl. I	9,263,216	—		486,255		(1,378,794)
Oppenheimer International Growth Fund, Cl. I	11,043,929	—		535,262		(1,298,989)
Oppenheimer International Small- Mid Company Fund, Cl. I	4,157,168	—		155,949		(44,908)
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	64,197,713	1,559,807		248,725		(5,534,014)
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	7,242,459	52,617		—		—

Total	$599,646,837	$7,978,514		$16,208,706		$(31,281,255)

a. Represents the amount allocated to the Fund from Oppenheimer Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

13        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $578,401,005)	599,646,837

Cash	1,722,369

Receivables and other assets:
Dividends	874,221
Shares of beneficial interest sold	251,514
Other	29,168

Total assets	602,524,109

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	975,357
Investments purchased	969,721
Distribution and service plan fees	126,593
Trustees’ compensation	34,093
Shareholder communications	2,392
Other	20,986

Total liabilities	2,129,142

Net Assets	$600,394,967

Composition of Net Assets
Par value of shares of beneficial interest	$63,108

Additional paid-in capital	620,499,806

Accumulated net investment income	10,209,516

Accumulated net realized loss on investments	(51,623,295)

Net unrealized appreciation on investments	21,245,832

Net Assets	$600,394,967

14        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $419,489,772 and 43,932,975 shares of beneficial interest outstanding)	$9.55

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.13

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $131,456,187 and 13,984,399 shares of beneficial interest outstanding)	$9.40

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,335,424 and 4,554,091 shares of beneficial interest outstanding)	$9.52

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $6,113,584 and 636,938 shares of beneficial interest outstanding)	$9.60

See accompanying Notes to Financial Statements.

15        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2018 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$392,554
Dividends	5,355
Net expenses	(24,510)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	373,399

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	953,325
Dividends	2,649
Net expenses	(101,377)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	854,597

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	969,006
Dividends	24,723
Net expenses	(61,012)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	932,717

Total allocation of net investment income from master funds	2,160,713

Investment Income
Dividends from affiliated companies	5,630,902

Interest	7,159

Total investment income	5,638,061

Expenses
Distribution and service plan fees:
Class A	515,341
Class B2	2,955
Class C	659,539
Class R	105,659

Transfer and shareholder servicing agent fees:
Class A	413,822
Class B2	578
Class C	129,345
Class R	42,003
Class Y	5,550

Shareholder communications:
Class A	6,417
Class B2	49
Class C	1,580
Class R	477
Class Y	74

Trustees’ compensation	4,175

Custodian fees and expenses	1,884

Other	24,504

Total expenses	1,913,952

16        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Expenses (Continued)
Less waivers and reimbursements of expenses	$(303,232)

Net expenses	1,610,720

Net Investment Income	6,188,054

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in affiliated companies	16,299,796

Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(176,881)
Oppenheimer Master Inflation Protected Securities Fund, LLC	25,748
Oppenheimer Master Loan Fund, LLC	60,043

Net realized gain	16,208,706

Net change in unrealized appreciation/depreciation on investment transactions in affiliated companies	(30,093,989)

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(106,420)
Oppenheimer Master Inflation Protected Securities Fund, LLC	(795,240)
Oppenheimer Master Loan Fund, LLC	(285,606)

Net change in unrealized appreciation/depreciation	(31,281,255)

Net Decrease in Net Assets Resulting from Operations	$(8,884,495)

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

17        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2018	Year Ended
	(Unaudited)	January 31, 2018

Operations
Net investment income	$6,188,054	$10,404,475

Net realized gain	16,208,706	22,131,340

Net change in unrealized appreciation/depreciation	(31,281,255)	24,046,534

Net increase (decrease) in net assets resulting from operations	(8,884,495)	56,582,349

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(9,351,733)
Class B1	—	(5,347)
Class C	—	(1,929,785)
Class R	—	(861,904)
Class Y	—	(153,200)

	—	(12,301,969)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(20,457,601)	(13,651,741)
Class B1	(1,830,823)	(5,059,405)
Class C	(5,507,578)	(17,926,869)
Class R	(1,614,897)	(162,889)
Class Y	(5,605)	522,312

	(29,416,504)	(36,278,592)

Net Assets
Total increase (decrease)	(38,300,999)	8,001,788

Beginning of period	638,695,966	630,694,178

End of period (including accumulated net investment income of $10,209,516 and $4,021,462, respectively)	$600,394,967	$638,695,966

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

18        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$9.67	$9.02	$8.54	$9.07	$8.74	$8.57
Income (loss) from investment operations:
Net investment income[2]	0.10	0.17	0.20	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(0.22)	0.69	0.47	(0.48)	0.31	0.14

Total from investment operations	(0.12)	0.86	0.67	(0.33)	0.48	0.32
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.21)	(0.19)	(0.20)	(0.15)	(0.15)
Net asset value, end of period	$9.55	$9.67	$9.02	$8.54	$9.07	$8.74

Total Return, at Net Asset Value[3]	(1.24)%	9.53%	7.92%	(3.68)%	5.54%	3.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$419,490	$445,732	$428,722	$381,636	$377,253	$328,792
Average net assets (in thousands)	$427,772	$440,897	$413,080	$385,849	$356,752	$321,008
Ratios to average net assets:[4,5]
Net investment income	2.22%	1.82%	2.22%	1.70%	1.84%	2.04%
Expenses excluding specific expenses listed below	0.51%	0.53%	0.54%	0.54%	0.53%	0.52%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.51%	0.53%	0.54%	0.54%	0.53%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	0.42%	0.44%	0.44%	0.43%	0.41%
Portfolio turnover rate	12%	7%	9%	10%	14%	12%

19        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.02%
Year Ended January 31, 2018	1.06%
Year Ended January 31, 2017	1.08%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.06%
Year Ended January 31, 2014	1.08%

See accompanying Notes to Financial Statements.

20        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$9.56	$8.92	$8.43	$8.96	$8.63	$8.47
Income (loss) from investment operations:
Net investment income[2]	0.07	0.10	0.13	0.08	0.10	0.11
Net realized and unrealized gain (loss)	(0.23)	0.67	0.48	(0.48)	0.32	0.14

Total from investment operations	(0.16)	0.77	0.61	(0.40)	0.42	0.25
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.13)	(0.12)	(0.13)	(0.09)	(0.09)
Net asset value, end of period	$9.40	$9.56	$8.92	$8.43	$8.96	$8.63

Total Return, at Net Asset Value[3]	(1.67)%	8.69%	7.28%	(4.48)%	4.83%	2.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,456	$139,290	$147,359	$150,838	$163,041	$153,973
Average net assets (in thousands)	$133,712	$141,175	$153,128	$159,469	$160,307	$154,195
Ratios to average net assets:[4,5]
Net investment income	1.47%	1.06%	1.47%	0.95%	1.08%	1.26%
Expenses excluding specific expenses listed below	1.26%	1.28%	1.29%	1.29%	1.28%	1.28%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	1.26%	1.28%	1.29%	1.29%	1.28%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	1.17%	1.19%	1.19%	1.18%	1.17%
Portfolio turnover rate	12%	7%	9%	10%	14%	12%

21        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.77%
Year Ended January 31, 2018	1.81%
Year Ended January 31, 2017	1.83%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.81%
Year Ended January 31, 2014	1.84%

See accompanying Notes to Financial Statements.

22        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class R	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$9.65	$9.01	$8.53	$9.05	$8.72	$8.55
Income (loss) from investment operations:
Net investment income[2]	0.09	0.15	0.18	0.13	0.14	0.15
Net realized and unrealized gain (loss)	(0.22)	0.67	0.47	(0.48)	0.32	0.14

Total from investment operations	(0.13)	0.82	0.65	(0.35)	0.46	0.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.18)	(0.17)	(0.17)	(0.13)	(0.12)
Net asset value, end of period	$9.52	$9.65	$9.01	$8.53	$9.05	$8.72

Total Return, at Net Asset Value[3]	(1.35)%	9.18%	7.71%	(3.89)%	5.28%	3.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,335	$45,605	$42,716	$35,442	$42,872	$43,246
Average net assets (in thousands)	$43,408	$44,190	$38,675	$39,789	$43,215	$47,223
Ratios to average net assets:[4,5]
Net investment income	1.97%	1.59%	1.99%	1.44%	1.58%	1.69%
Expenses excluding specific expenses listed below	0.76%	0.77%	0.79%	0.79%	0.78%	0.79%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.76%	0.77%	0.79%	0.79%	0.78%	0.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.66%	0.69%	0.69%	0.68%	0.68%
Portfolio turnover rate	12%	7%	9%	10%	14%	12%

23        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.27%
Year Ended January 31, 2018	1.30%
Year Ended January 31, 2017	1.33%
Year Ended January 29, 2016	1.32%
Year Ended January 30, 2015	1.31%
Year Ended January 31, 2014	1.35%

See accompanying Notes to Financial Statements.

24        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class Y	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$9.71	$9.06	$8.57	$9.10	$8.77	$8.60
Income (loss) from investment operations:
Net investment income[2]	0.12	0.20	0.23	0.17	0.20	0.21
Net realized and unrealized gain (loss)	(0.23)	0.68	0.47	(0.49)	0.31	0.14

Total from investment operations	(0.11)	0.88	0.70	(0.32)	0.51	0.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.21)	(0.21)	(0.18)	(0.18)
Net asset value, end of period	$9.60	$9.71	$9.06	$8.57	$9.10	$8.77

Total Return, at Net Asset Value[3]	(1.13)%	9.78%	8.27%	(3.54)%	5.85%	4.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,114	$6,195	$5,280	$5,078	$6,947	$3,546
Average net assets (in thousands)	$5,737	$5,831	$5,067	$7,659	$4,601	$3,099
Ratios to average net assets:[4,5]
Net investment income	2.47%	2.14%	2.52%	1.93%	2.22%	2.37%
Expenses excluding specific expenses listed below	0.27%	0.28%	0.29%	0.29%	0.28%	0.27%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.27%	0.28%	0.29%	0.29%	0.28%	0.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.17%	0.19%	0.19%	0.18%	0.16%
Portfolio turnover rate	12%	7%	9%	10%	14%	12%

25        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	0.78%
Year Ended January 31, 2018	0.81%
Year Ended January 31, 2017	0.83%
Year Ended January 29, 2016	0.82%
Year Ended January 30, 2015	0.81%
Year Ended January 31, 2014	0.83%

See accompanying Notes to Financial Statements.

26        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that

27        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the

Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for

28        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Significant Accounting Policies (Continued)

the fiscal year ended January 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended January 31, 2018, the Fund utilized $17,263,769 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2018 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2019	$29,867,171

At period end, it is estimated that the capital loss carryforwards would be $13,658,465 expiring by 2019. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $16,208,706 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$614,870,910

Gross unrealized appreciation	$4,480,082
Gross unrealized depreciation	(19,704,155)

Net unrealized depreciation	$(15,224,073)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement. In March 2017, Financial Accounting Standards Board

29        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

(“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used

30        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Securities Valuation (Continued)

in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$504,489,575	$95,157,262	$—	$599,646,837

Total Assets	$504,489,575	$95,157,262	$—	$599,646,837

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

31        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund, accounted for 25.5% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses

32        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

4. Investments and Risks (Continued)

in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 2.63% of Master Loan, 3.94% of Master Event-Linked Bond and 26.68% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

33        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	2,073,427	$19,650,401	6,927,441	$64,650,066
Dividends and/or distributions reinvested	—	—	969,633	9,182,426
Redeemed	(4,231,553)	(40,108,002)	(9,321,238)	(87,484,233)

Net decrease	(2,158,126)	$(20,457,601)	(1,424,164)	$(13,651,741)

Class B
Sold	1,000	$9,621	14,790	$139,803
Dividends and/or distributions reinvested	—	—	555	5,342
Redeemed[1]	(191,749)	(1,840,444)	(554,543)	(5,204,550)

Net decrease	(190,749)	$(1,830,823)	(539,198)	$(5,059,405)

Class C
Sold	996,589	$9,321,363	2,487,610	$22,996,790
Dividends and/or distributions reinvested	—	—	204,382	1,913,018
Redeemed	(1,588,265)	(14,828,941)	(4,642,579)	(42,836,677)

Net decrease	(591,676)	$(5,507,578)	(1,950,587)	$(17,926,869)

Class R
Sold	677,654	$6,402,331	1,474,568	$13,805,145
Dividends and/or distributions reinvested	—	—	87,314	825,116
Redeemed	(849,852)	(8,017,228)	(1,578,886)	(14,793,150)

Net decrease	(172,198)	$(1,614,897)	(17,004)	$(162,889)

Class Y
Sold	174,070	$1,660,902	491,505	$4,610,190
Dividends and/or distributions reinvested	—	—	14,320	136,038
Redeemed	(175,139)	(1,666,507)	(450,688)	(4,223,916)

Net increase (decrease)	(1,069)	$(5,605)	55,137	$522,312

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$75,198,729	$107,784,440

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from

34        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.45%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$16
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2018	8,652

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining

35        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, and had previously adopted a similar plan for Class B shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund paid the Distributor an annual asset-based sales charge of 0.75% on Class B shares prior to their Conversion Date. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets and previously paid this fee for Class B prior to their Conversion Date. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained

36        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor[1]	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2018	$66,192	$599	$84	$3,983	$—

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $303,232.

37        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

38        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Jeffrey Bennett, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Office
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

39        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

40        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0540.001.0718 September 25, 2018

Semiannual Report 7/31/2018

OppenheimerFunds®

The Right Way
to Invest

Oppenheimer
Portfolio Series Moderate Investor Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index

6-Month	-1.58%	-7.24%	-0.45%	0.70%
1-Year	6.74	0.60	-0.80	16.24
5-Year	6.40	5.15	2.25	13.12
10-Year	3.78	3.17	3.73	10.67

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Heightened volatility returned to the financial markets in 2018. Although several broad measures of global and U.S. stock market performance set new record highs in January 2018, financial markets soon encountered renewed concerns stemming from inflationary pressures in the United States and protectionist rhetoric from the U.S. government. Trade tensions were on the rise, and there were pockets of political issues, such as the elections in Mexico and Turkey, the new Italian government, and issues around immigration in the Eurozone.

In this environment, performance between asset classes was mixed. While the U.S. remained in an expansion, Europe and emerging markets slowed, creating a regime of potential policy divergence, repatriation of investment flows into the U.S., and large currency fluctuations. Market performance was weak, particularly in non-U.S. markets. Equity markets in the U.S. generally produced muted positive results and outperformed international equities, with the S&P 500 Index returning 0.70% and the MSCI World Index returning -1.63%. Emerging market equities had a particularly difficult period, with the

MSCI Emerging Markets Index returning -11.94%. Fixed income markets generally produced negative returns. Similar to equities, U.S. fixed income generally outperformed international, with the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.45% and the FTSE Non-U.S. Dollar World Government Bond Index returning -4.38%. Emerging markets debt experienced the largest declines among fixed income, with the JPMorgan Global Bond Index – Emerging Market Global Diversified Index returning -8.75%.

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a return of -1.58%. In an environment where U.S. equities and fixed income securities outperformed their international counterparts, the Fund’s exposure to international equities and fixed income resulted in underperformance versus its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond Index and S&P 500 Index, which returned -0.45% and 0.70%, respectively.

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion except for Oppenheimer Master Loan Fund, LLC, which does not offer Class I shares.

3      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Foreign equity funds that detracted from performance included Oppenheimer International Growth Fund, Oppenheimer International Equity Fund, and Oppenheimer Developing Markets Fund. Although foreign equity funds had a negative overall impact on performance, a bright spot this reporting period was Oppenheimer International Small-Mid Company Fund, which produced a positive absolute return and outperformed the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, as well as its own benchmark, the MSCI ACWI ex USA SMID Net Index. The Fund’s foreign fixed income exposure was held through Oppenheimer International Bond Fund, which invests in international fixed income in both developed and emerging markets countries. This underlying fund detracted from performance as international fixed income declined and underperformed U.S. fixed income this reporting period.

Although U.S. equities outperformed international equities, the Fund’s allocation to Oppenheimer Value Fund was another detractor from performance this reporting period. This underlying fund underperformed the broad U.S. equity market measured by the S&P 500 Index as value stocks continued to underperform growth stocks this reporting period. The Fund’s remaining U.S. equity funds produced positive absolute returns, led by Oppenheimer Main Street Small Cap Fund and Oppenheimer Main Street Mid Cap Fund. Small-and-mid cap stocks outperformed large cap stocks during this reporting period, which benefited the performance of these underlying funds. Small-cap stocks experienced particularly strong performance during the reporting period as investors sought companies more exposed to the U.S. economy versus larger-cap multi-nationals more exposed to global trade and whose foreign revenue is negatively impacted by a rising U.S. dollar. Oppenheimer Capital Appreciation Fund, which typically invests in large-cap U.S. growth stocks, also contributed positively to performance as growth continued to outperform value stocks.

In U.S. fixed income, Oppenheimer Total Return Bond Fund detracted from performance this period. In a period where credit underperformed U.S. Treasuries, the underlying fund’s strategic underweight position to U.S. Treasuries was the largest detractor from performance versus the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund had a smaller allocation to Oppenheimer Limited-Term Government Fund and Oppenheimer Master Loan Fund, LLC, which produced slight positive results for the Fund.

In alternatives, the strongest contributor to the Fund’s performance was Oppenheimer Real Estate Fund. Attractive absolute yields, discounted valuations, a pickup in merger and acquisition activity, and improving earnings all supported the asset class. Additionally, investors responded to rising uncertainty created by the threat of trade wars by taking more defensive positions, which benefited the real estate investment trust (REIT) sector. Detracting from performance in

4      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

alternatives was the Fund’s small exposure to Oppenheimer Gold & Special Minerals Fund as the stocks of gold and other precious metals declined this period.

Jeffrey Bennett Portfolio Manager

5      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Equity Funds	41.3%
Domestic Fixed Income Funds	29.2
Foreign Equity Funds	16.8
Foreign Fixed Income Funds	6.3
Alternative Funds	5.7
Money Market Funds	0.7

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Value Fund, Cl. I	18.0%
Oppenheimer Capital Appreciation Fund, Cl. I	17.0
Oppenheimer Total Return Bond Fund, Cl. I	14.9
Oppenheimer Limited-Term Government Fund, Cl. I	6.8
Oppenheimer International Growth Fund, Cl. I	6.5
Oppenheimer International Bond Fund, Cl. I	6.3
Oppenheimer International Equity Fund, Cl. I	5.4
Oppenheimer Master Inflation Protected Securities Fund, LLC	4.4
Oppenheimer Main Street Small Cap Fund, Cl. I	3.2
Oppenheimer Main Street Mid Cap Fund, Cl. I	3.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on net assets.

For more current Fund holdings, please visit oppenheimerfunds.com.

6      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAMIX)	4/5/05	-1.58%	6.74%	6.40%	3.78%
Class C (OCMIX)	4/5/05	-1.93	5.93	5.59	2.99
Class R (ONMIX)	4/5/05	-1.75	6.46	6.13	3.51
Class Y (OYMIX)	4/5/05	-1.41	7.07	6.67	4.08

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAMIX)	4/5/05	-7.24%	0.60%	5.15%	3.17%
Class C (OCMIX)	4/5/05	-2.92	4.93	5.59	2.99
Class R (ONMIX)	4/5/05	-1.75	6.46	6.13	3.51
Class Y (OYMIX)	4/5/05	-1.41	7.07	6.67	4.08

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on July 31, 2018, and are

7      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Actual	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During 6 Months Ended July 31, 2018
Class A	$1,000.00	$984.20	$2.02
Class C	1,000.00	980.70	5.71
Class R	1,000.00	982.50	3.25
Class Y	1,000.00	985.90	0.84

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.76	2.06
Class C	1,000.00	1,019.04	5.82
Class R	1,000.00	1,021.52	3.31
Class Y	1,000.00	1,023.95	0.85

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2018 are as follows:

Class	Expense Ratios
Class A	0.41%
Class C	1.16
Class R	0.66
Class Y	0.17

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—5.7%
Oppenheimer Fundamental Alternatives Fund, Cl. I	1,283,331	$35,561,102
Oppenheimer Gold & Special Minerals Fund, Cl. I	921,246	13,920,026
Oppenheimer Master Event-Linked Bond Fund, LLC	1,365,400	21,389,045
Oppenheimer Real Estate Fund, Cl. I	927,055	23,167,109
		94,037,282
Domestic Equity Funds—41.3%
Oppenheimer Capital Appreciation Fund, Cl. I	4,048,007	277,612,313
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,655,173	50,880,009
Oppenheimer Main Street Small Cap Fund, Cl. I	3,114,750	51,704,852
Oppenheimer Value Fund, Cl. I	7,588,918	294,829,450
		675,026,624
Domestic Fixed Income Funds—29.2%
Oppenheimer Limited-Term Government Fund, Cl. I	25,730,553	111,155,988
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,878,838	71,036,042
Oppenheimer Master Loan Fund, LLC	2,913,846	50,595,691
Oppenheimer Total Return Bond Fund, Cl. I	36,917,076	244,021,870
		476,809,591
Foreign Equity Funds—16.7%
Oppenheimer Developing Markets Fund, Cl. I	978,715	41,791,126
Oppenheimer International Equity Fund, Cl. I	4,138,525	89,143,818
Oppenheimer International Growth Fund, Cl. I	2,456,622	105,880,424
Oppenheimer International Small-Mid Company Fund, Cl. I	686,587	37,068,839
		273,884,207
Foreign Fixed Income Fund—6.3%
Oppenheimer International Bond Fund, Cl. I	18,147,422	102,351,459
Money Market Fund—0.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2]	11,461,551	11,461,551
Total Investments, at Value (Cost $1,298,531,242)	99.9%	1,633,570,714
Net Other Assets (Liabilities)	0.1	1,064,633

Net Assets	100.0%	$1,634,635,347

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018
Investment Companies
Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	587,747	757,198	61,614	1,283,331
Oppenheimer Global Multi Strategies Fund, Cl. I	1,401,676	379	1,402,055	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	736,866	440,948	256,568	921,246
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,415,880	50,480	1,365,400

11      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018
Alternative Funds (Continued)
Oppenheimer Real Estate Fund, Cl. I	976,792	166,293	216,030	927,055
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	5,106,160	14,932	1,073,085	4,048,007
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,983,854	6,247	334,928	1,655,173
Oppenheimer Main Street Small Cap Fund, Cl. I	3,563,180	11,753	460,183	3,114,750
Oppenheimer Value Fund, Cl. I	8,723,891	95,536	1,230,509	7,588,918
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	22,247,133	4,713,492	1,230,072	25,730,553
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,179,639	982,144	282,945	5,878,838
Oppenheimer Master Loan Fund, LLC	2,769,703	776,971	632,828	2,913,846
Oppenheimer Total Return Bond Fund, Cl. I	33,673,455	5,006,464	1,762,843	36,917,076
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	968,366	58,538	48,189	978,715
Oppenheimer International Equity Fund, Cl. I	4,275,433	151,400	288,308	4,138,525
Oppenheimer International Growth Fund, Cl. I	2,383,911	215,815	143,104	2,456,622
Oppenheimer International Small-Mid Company Fund, Cl. I	715,977	2,327	31,717	686,587
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	17,012,232	2,023,172	887,982	18,147,422
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,606,449	32,644,515	22,789,413	11,461,551

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$35,561,102	$—	$(16,543)	$ (139,604)
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—	(4,924,233)	4,339,405
Oppenheimer Gold & Special Minerals Fund, Cl. I	13,920,026	—	(6,704,659)	5,676,848
Oppenheimer Master Event-Linked Bond Fund, LLC	21,389,045	564,302[a]	(250,295)[a]	(149,918)[a]
Oppenheimer Real Estate Fund, Cl. I	23,167,109	127,759	(859,637)	1,726,968

12      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	$277,612,313	$—	$1,629,212	$(954,218)
Oppenheimer Main Street Mid Cap Fund, Cl. I	50,880,009	—	(501,914)	2,218,507
Oppenheimer Main Street Small Cap Fund, Cl. I	51,704,852	—	664,758	2,729,911
Oppenheimer Value Fund, Cl. I	294,829,450	2,549,029	3,459,115	(12,530,341)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	111,155,988	1,155,549	(459,210)	(300,242)
Oppenheimer Master Inflation Protected Securities Fund, LLC	71,036,042	1,511,812[b]	40,015[b]	(1,237,644)[b]
Oppenheimer Master Loan Fund, LLC	50,595,691	1,439,176[c]	84,275[c]	(400,572)[c]
Oppenheimer Total Return Bond Fund, Cl. I	244,021,870	4,217,122	(4,204,268)	(1,683,844)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	41,791,126	—	(50,147)	(3,661,956)
Oppenheimer International Equity Fund, Cl. I	89,143,818	—	218,103	(8,256,579)
Oppenheimer International Growth Fund, Cl. I	105,880,424	—	(90,479)	(6,826,312)
Oppenheimer International Small-Mid Company Fund, Cl. I	37,068,839	—	121,808	887,897
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	102,351,459	2,435,880	(212,533)	(8,099,422)
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	11,461,551	93,503	—	—

Total	$1,633,570,714	$14,094,132	$(12,056,632)	$(26,661,116)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

13      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $1,298,531,242)	$1,633,570,714

Receivables and other assets:
Investments sold	9,295,812
Dividends	1,397,072
Shares of beneficial interest sold	777,607
Other	71,465

Total assets	1,645,112,670
Liabilities
Bank overdraft	5,985,964

Payables and other liabilities:
Shares of beneficial interest redeemed	2,647,420
Investments purchased	1,378,799
Distribution and service plan fees	345,098
Trustees’ compensation	88,971
Shareholder communications	2,529
Other	28,542

Total liabilities	10,477,323

Net Assets	$1,634,635,347

Composition of Net Assets
Par value of shares of beneficial interest	$131,962

Additional paid-in capital	1,322,626,962

Accumulated net investment income	20,749,697

Accumulated net realized loss on investments	(43,912,746)

Net unrealized appreciation on investments	335,039,472

Net Assets	$1,634,635,347

14      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,114,331,787 and 89,409,359 shares of beneficial interest outstanding)	$12.46
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$13.22

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $388,022,104 and 31,879,066 shares of beneficial interest outstanding)	$12.17

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,239,813 and 9,395,287 shares of beneficial interest outstanding)	$12.37

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $16,041,643 and 1,278,654 shares of beneficial interest outstanding)	$12.55

See accompanying Notes to Financial Statements.

15      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2018 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$556,718
Dividends	7,584
Net expenses	(34,756)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	529,546

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	1,507,649
Dividends	4,163
Net expenses	(159,668)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	1,352,144

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	1,403,196
Dividends	35,980
Net expenses	(88,434)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,350,742

Total allocation of net investment income from master funds	3,232,432
Investment Income
Dividends from affiliated companies	10,578,842

Interest	19,232

Total investment income	10,598,074
Expenses

Distribution and service plan fees:
Class A	1,322,359
Class B2	9,927
Class C	1,933,403
Class R	295,774

Transfer and shareholder servicing agent fees:
Class A	1,083,938
Class B2	1,941
Class C	379,719
Class R	117,625
Class Y	16,184

Shareholder communications:
Class A	9,913
Class B2	449
Class C	3,111
Class R	640
Class Y	74

Trustees’ compensation	11,351

Custodian fees and expenses	4,958

Other	33,524

Total expenses	5,224,890

16      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Expenses (Continued)

Less waivers and reimbursements of expenses	$(574,152)

Net expenses	4,650,738
Net Investment Income	9,179,768
Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions in affiliated companies	(11,930,627)

Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(250,295)
Oppenheimer Master Inflation Protected Securities Fund, LLC	40,015
Oppenheimer Master Loan Fund, LLC	84,275

Net realized loss	(12,056,632)

Net change in unrealized appreciation/depreciation on investment transactions in affiliated companies	(24,872,982)

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(149,918)
Oppenheimer Master Inflation Protected Securities Fund, LLC	(1,237,644)
Oppenheimer Master Loan Fund, LLC	(400,572)

Net change in unrealized appreciation/depreciation	(26,661,116)
Net Decrease in Net Assets Resulting from Operations	$(29,537,980)

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

17      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
Operations
Net investment income	$9,179,768	$16,225,028

Net realized gain (loss)	(12,056,632)	82,991,709

Net change in unrealized appreciation/depreciation	(26,661,116)	149,575,392

Net increase (decrease) in net assets resulting from operations	(29,537,980)	248,792,129
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(20,616,889)
Class B1	—	—
Class C	—	(4,479,933)
Class R	—	(1,913,694)
Class Y	—	(348,945)

	—	(27,359,461)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(35,800,428)	(30,489,140)
Class B1	(6,160,528)	(19,057,811)
Class C	(13,338,162)	(27,410,543)
Class R	(5,559,276)	2,568,594
Class Y	(1,308,763)	6,410,566

	(62,167,157)	(67,978,334)
Net Assets
Total increase (decrease)	(91,705,137)	153,454,334

Beginning of period	1,726,340,484	1,572,886,150

End of period (including accumulated net investment income of $20,749,697 and $11,569,929, respectively)	$1,634,635,347	$1,726,340,484

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

18      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$12.66	$11.06	$10.13	$10.66	$10.23	$9.42

Income (loss) from investment operations:
Net investment income[2]	0.08	0.14	0.18	0.12	0.14	0.15
Net realized and unrealized gain (loss)	(0.28)	1.69	0.93	(0.57)	0.54	0.80

Total from investment operations	(0.20)	1.83	1.11	(0.45)	0.68	0.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.18)	(0.08)	(0.25)	(0.14)

Net asset value, end of period	$12.46	$12.66	$11.06	$10.13	$10.66	$10.23

Total Return, at Net Asset Value[3]	(1.58)%	16.59%	10.95%	(4.24)%	6.67%	10.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114,332	$1,169,055	$1,050,230	$965,539	$989,811	$888,533

Average net assets (in thousands)	$1,120,665	$1,102,710	$1,019,024	$1,016,035	$962,358	$830,952

Ratios to average net assets:[4,5]
Net investment income	1.32%	1.20%	1.63%	1.15%	1.34%	1.56%
Expenses excluding specific expenses listed below	0.48%	0.49%	0.51%	0.50%	0.50%	0.49%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.48%	0.49%	0.51%	0.50%	0.50%	0.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	0.41%	0.44%	0.43%	0.43%	0.41%

Portfolio turnover rate	10%	6%	7%	5%	14%	6%

19      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.05%
Year Ended January 31, 2018	1.07%
Year Ended January 31, 2017	1.10%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.08%
Year Ended January 31, 2014	1.11%

See accompanying Notes to Financial Statements.

20      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$12.41	$10.85	$9.94	$10.46	$10.04	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.03	0.05	0.09	0.04	0.06	0.08
Net realized and unrealized gain (loss)	(0.27)	1.65	0.91	(0.56)	0.54	0.76

Total from investment operations	(0.24)	1.70	1.00	(0.52)	0.60	0.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.14)	(0.09)	(0.00)[3]	(0.18)	(0.06)

Net asset value, end of period	$12.17	$12.41	$10.85	$9.94	$10.46	$10.04

Total Return, at Net Asset Value[4]	(1.93)%	15.69%	10.12%	(4.96)%	5.93%	9.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$388,022	$409,418	$383,848	$370,818	$388,409	$359,725

Average net assets (in thousands)	$392,561	$392,056	$384,610	$393,916	$383,852	$336,609

Ratios to average net assets:[5,6]
Net investment income	0.56%	0.43%	0.87%	0.42%	0.57%	0.79%
Expenses excluding specific expenses listed below	1.23%	1.25%	1.26%	1.25%	1.25%	1.25%
Interest and fees from borrowings	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%

Total expenses[8]	1.23%	1.25%	1.26%	1.25%	1.25%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	1.16%	1.19%	1.18%	1.18%	1.17%

Portfolio turnover rate	10%	6%	7%	5%	14%	6%

21      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.80%
Year Ended January 31, 2018	1.83%
Year Ended January 31, 2017	1.85%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.83%
Year Ended January 31, 2014	1.87%

See accompanying Notes to Financial Statements.

22      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class R	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$12.59	$11.00	$10.08	$10.60	$10.17	$9.36

Income (loss) from investment operations:
Net investment income[2]	0.06	0.11	0.15	0.10	0.11	0.12
Net realized and unrealized gain (loss)	(0.28)	1.68	0.92	(0.57)	0.54	0.80

Total from investment operations	(0.22)	1.79	1.07	(0.47)	0.65	0.92

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.20)	(0.15)	(0.05)	(0.22)	(0.11)

Net asset value, end of period	$12.37	$12.59	$11.00	$10.08	$10.60	$10.17

Total Return, at Net Asset Value[3]	(1.75)%	16.33%	10.64%	(4.45)%	6.40%	9.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,240	$123,884	$105,976	$92,429	$106,271	$110,232

Average net assets (in thousands)	$121,607	$113,239	$100,425	$103,861	$109,830	$111,927

Ratios to average net assets:[4,5]
Net investment income	1.06%	0.96%	1.38%	0.97%	1.02%	1.21%
Expenses excluding specific expenses listed below	0.73%	0.74%	0.76%	0.76%	0.75%	0.74%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.73%	0.74%	0.76%	0.76%	0.75%	0.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.66%	0.69%	0.69%	0.68%	0.66%

Portfolio turnover rate	10%	6%	7%	5%	14%	6%

23      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.30%
Year Ended January 31, 2018	1.32%
Year Ended January 31, 2017	1.35%
Year Ended January 29, 2016	1.33%
Year Ended January 30, 2015	1.33%
Year Ended January 31, 2014	1.36%

See accompanying Notes to Financial Statements.

24      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class Y	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$12.73	$11.12	$10.19	$10.72	$10.28	$9.47
Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.21	0.17	0.15	0.19
Net realized and unrealized gain (loss)	(0.28)	1.67	0.92	(0.59)	0.57	0.79

Total from investment operations	(0.18)	1.87	1.13	(0.42)	0.72	0.98
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.26)	(0.20)	(0.11)	(0.28)	(0.17)
Net asset value, end of period	$12.55	$12.73	$11.12	$10.19	$10.72	$10.28

Total Return, at Net Asset Value[3]	(1.41)%	16.91%	11.16%	(3.97)%	6.95%	10.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,041	$17,618	$9,343	$9,499	$9,678	$10,023
Average net assets (in thousands)	$16,733	$13,977	$7,850	$9,416	$10,303	$9,064
Ratios to average net assets:[4,5]
Net investment income	1.55%	1.63%	1.94%	1.61%	1.41%	1.93%
Expenses excluding specific expenses listed below	0.24%	0.25%	0.26%	0.26%	0.25%	0.15%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.24%	0.25%	0.26%	0.26%	0.25%	0.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.17%	0.19%	0.19%	0.19%	0.07%
Portfolio turnover rate	10%	6%	7%	5%	14%	6%

25      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	0.81%
Year Ended January 31, 2018	0.83%
Year Ended January 31, 2017	0.85%
Year Ended January 29, 2016	0.83%
Year Ended January 30, 2015	0.83%
Year Ended January 31, 2014	0.77%

See accompanying Notes to Financial Statements.

26      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that

27      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for

28      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Significant Accounting Policies (Continued)

the fiscal year ended January 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended January 31, 2018, the Fund utilized $51,978,404 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $12,056,632. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,349,974,189

Gross unrealized appreciation	$302,164,128
Gross unrealized depreciation	(18,567,603)

Net unrealized appreciation	$283,596,525

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

29      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

30      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,490,549,936	$143,020,778	$—	$1,633,570,714

Total Assets	$1,490,549,936	$143,020,778	$—	$1,633,570,714

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional

31      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.78% of Master Loan, 5.62% of Master Event-Linked Bond and 42.71% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

32      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

5. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	4,494,073	$55,285,884	11,919,071	$140,647,926
Dividends and/or distributions reinvested	—	—	1,668,411	20,337,853
Redeemed	(7,402,893)	(91,086,312)	(16,207,138)	(191,474,919)

Net decrease	(2,908,820)	$(35,800,428)	(2,619,656)	$(30,489,140)

Class B
Sold	789	$9,766	9,456	$109,719
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	(501,184)	(6,170,294)	(1,645,617)	(19,167,530)

Net decrease	(500,395)	$(6,160,528)	(1,636,161)	$(19,057,811)

33      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)
	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class C
Sold	2,149,934	$25,871,932	4,778,797	$55,312,088
Dividends and/or distributions reinvested	—	—	372,757	4,458,180
Redeemed	(3,252,488)	(39,210,094)	(7,548,908)	(87,180,811)

Net decrease	(1,102,554)	$(13,338,162)	(2,397,354)	$(27,410,543)

Class R
Sold	1,191,499	$14,569,401	2,562,059	$30,159,064
Dividends and/or distributions reinvested	—	—	150,933	1,829,302
Redeemed	(1,638,600)	(20,128,677)	(2,504,989)	(29,419,772)

Net increase (decrease)	(447,101)	$(5,559,276)	208,003	$2,568,594

Class Y
Sold	284,194	$3,516,883	998,810	$11,809,579
Dividends and/or distributions reinvested	—	—	27,637	338,547
Redeemed	(389,277)	(4,825,646)	(482,715)	(5,737,560)

Net increase (decrease)	(105,083)	$(1,308,763)	543,732	$6,410,566

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$165,141,750	$230,115,568

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.52%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

34      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$41
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2018	22,833

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement

35      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, and had previously adopted a similar plan for Class B shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund paid the Distributor an annual asset-based sales charge of 0.75% on Class B shares prior to their Conversion Date. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets and previously paid this fee for Class B prior to their Conversion Date. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor[1]	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2018	$291,655	$237	$1,024	$16,111	$—

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

36      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $574,152.

37      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

38      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Jeffrey Bennett, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

39      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

40      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0545.001.0718 September 25, 2018

Semiannual Report 7/31/2018

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer Portfolio Series Active Allocation Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	S&P 500 Index	Bloomberg Barclays U.S. Aggregate Bond Index
6-Month	-2.16%	-7.79%	0.70%	-0.45%
1-Year	8.47	2.23	16.24	-0.80
5-Year	7.52	6.26	13.12	2.25
10-Year	5.15	4.53	10.67	3.73

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Fund Performance Discussion1

MARKET OVERVIEW

Heightened volatility returned to the financial markets in 2018. Although several broad measures of global and U.S. stock market performance set new record highs in January 2018, financial markets soon encountered renewed concerns stemming from inflationary pressures in the United States and protectionist rhetoric from the U.S. government. Trade tensions were on the rise, and there were pockets of political issues, such as the elections in Mexico and Turkey, the new Italian government, and issues around immigration in the Eurozone.

In this environment, performance between asset classes was mixed. While the U.S. remained in an expansion, Europe and emerging markets slowed, creating a regime of potential policy divergence, repatriation of investment flows into the U.S., and large currency fluctuations. Market performance was weak, particularly in non-U.S. markets. Equity markets in the U.S. generally produced muted positive results and outperformed international equities, with the S&P 500 Index returning 0.70% and the MSCI World Index returning -1.63%. Emerging market equities had a particularly difficult period, with the MSCI Emerging Markets Index returning -11.94%. Fixed income markets generally produced negative returns. Similar to equities,

U.S. fixed income generally outperformed international, with the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.45% and the FTSE Non-U.S. Dollar World Government Bond Index returning -4.38%. Emerging markets debt experienced the largest declines among fixed income, with the JPMorgan Global Bond Index – Emerging Market Global Diversified Index returning -8.75%.

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of -2.16%. In an environment where U.S. equities and fixed income securities outperformed their international counterparts, the Fund’s exposure to international equities and fixed income resulted in underperformance versus its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond Index and S&P 500 Index, which returned -0.45% and 0.70%, respectively.

The Fund has roughly 20% of its assets invested in an “active component” that seeks to take advantage of short-term market conditions, and 80% invested in a “static component.” Both components experienced losses during this reporting period. The active

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion, except for Oppenheimer Master Loan Fund, LLC, which does not offer Class I shares.

3 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

component favored equity-oriented underlying funds over interest-rate sensitive fixed-income funds, with a larger allocation to emerging market equities through Oppenheimer Developing Markets Fund. That heavier exposure to emerging market equities resulted in the active component underperforming the static in a period where emerging market equities did not perform well.

UNDERLYING INVESTMENTS REVIEW

Foreign equity funds that detracted from performance included Oppenheimer International Growth Fund, Oppenheimer International Equity Fund, and Oppenheimer Developing Markets Fund. Although foreign equity funds had a negative overall impact on performance, a bright spot this reporting period was Oppenheimer International Small-Mid Company Fund, which produced a positive absolute return and outperformed the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, as well as its own benchmark, the MSCI ACWI ex USA SMID Net Index. The Fund’s foreign fixed income exposure was held through Oppenheimer International Bond Fund, which invests in international fixed income in both developed and emerging markets countries. This underlying fund detracted from performance as international fixed income declined and underperformed U.S. fixed income this reporting period.

Although U.S. equities outperformed international equities, the Fund’s allocation to Oppenheimer Value Fund was another detractor from performance this reporting period. This underlying fund underperformed the broad U.S. equity market measured by the S&P 500 Index as value stocks continued to underperform growth stocks this reporting period. The Fund’s remaining U.S. equity funds produced positive absolute returns, led by Oppenheimer Main Street Small Cap Fund and Oppenheimer Main Street Mid Cap Fund. Small-and-mid cap stocks outperformed large cap stocks during this reporting period, which benefited the performance of these underlying funds. Small-cap stocks experienced particularly strong performance during the reporting period as investors sought companies more exposed to the U.S. economy versus larger-cap multi-nationals more exposed to global trade and whose foreign revenue is negatively impacted by a rising U.S. dollar. Oppenheimer Capital Appreciation Fund, which typically invests in large-cap U.S. growth stocks, also contributed positively to performance as growth continued to outperform value stocks.

In U.S. fixed income, Oppenheimer Total Return Bond Fund detracted from performance this period. In a period where credit underperformed U.S. Treasuries, the underlying fund’s strategic underweight position to U.S. Treasuries was the largest detractor from performance versus the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund had a smaller allocation to Oppenheimer Limited-Term Government Fund and Oppenheimer Master Loan Fund, LLC, which produced slight positive results for the Fund.

4 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

In alternatives, the strongest contributor to the Fund’s performance was Oppenheimer Real Estate Fund. Attractive absolute yields, discounted valuations, a pickup in merger and acquisition activity, and improving earnings all supported the asset class. Additionally, investors responded to rising uncertainty created by the threat of trade wars by taking more defensive positions, which benefited the real estate investment trust (REIT) sector. Detracting from performance in alternatives was the Fund’s small exposure to Oppenheimer Gold & Special Minerals Fund as the stocks of gold and other precious metals declined this period.

Caleb Wong Portfolio Manager

Jeffrey Bennett Portfolio Manager

5 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Equity Funds	48.7%
Foreign Equity Funds	31.0
Domestic Fixed Income Funds	13.3
Alternative Funds	3.5
Foreign Fixed Income Funds	3.2
Money Market Funds	0.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Value Fund, Cl. I	21.2%
Oppenheimer Capital Appreciation Fund, Cl. I	19.9
Oppenheimer International Growth Fund, Cl. I	11.1
Oppenheimer International Equity Fund, Cl. I	10.0
Oppenheimer Total Return Bond Fund, Cl. I	6.6
Oppenheimer Developing Markets Fund, Cl. I	5.4
Oppenheimer International Small-Mid Company Fund, Cl. I	4.5
Oppenheimer Main Street Mid Cap Fund, Cl. I	3.8
Oppenheimer Main Street Small Cap Fund, Cl. I	3.7
Oppenheimer International Bond Fund, Cl. I	3.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on net assets.

For more current Fund holdings, please visit oppenheimerfunds.com.

6 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	-2.16%	8.47%	7.52%	5.15%
Class C (OAACX)	4/5/05	-2.48	7.66	6.74	4.37
Class R (OAANX)	4/5/05	-2.31	8.19	7.26	4.92
Class Y (OAAYX)	4/5/05	-2.08	8.75	7.79	5.48

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	-7.79%	2.23%	6.26%	4.53%
Class C (OAACX)	4/5/05	-3.46	6.66	6.74	4.37
Class R (OAANX)	4/5/05	-2.31	8.19	7.26	4.92
Class Y (OAAYX)	4/5/05	-2.08	8.75	7.79	5.48

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on July 31, 2018, and are

7 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Actual	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During 6 Months Ended July 31, 2018
Class A	$ 1,000.00	$ 978.40	$ 2.60
Class C	1,000.00	975.20	6.29
Class R	1,000.00	976.90	3.83
Class Y	1,000.00	979.20	1.38

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.17	2.66
Class C	1,000.00	1,018.45	6.43
Class R	1,000.00	1,020.93	3.92
Class Y	1,000.00	1,023.41	1.41

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2018 are as follows:

Class	Expense Ratios
Class A	0.53%
Class C	1.28
Class R	0.78
Class Y	0.28

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—3.5%
Oppenheimer Fundamental Alternatives Fund, Cl. I	806,752	$22,355,101
Oppenheimer Gold & Special Minerals Fund, Cl. I	1,127,650	17,038,796
Oppenheimer Master Event-Linked Bond Fund, LLC	2,189,524	34,298,969
Oppenheimer Real Estate Fund, Cl. I	596,890	14,916,290
		88,609,156
Domestic Equity Funds—48.6%
Oppenheimer Capital Appreciation Fund, Cl. I	7,398,785	507,408,647
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,118,262	95,855,368
Oppenheimer Main Street Small Cap Fund, Cl. I	5,718,408	94,925,575
Oppenheimer Value Fund, Cl. I	13,867,518	538,753,055
		1,236,942,645
Domestic Fixed Income Funds—13.3%
Oppenheimer Limited-Term Government Fund, Cl. I	17,140,027	74,044,918
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,223,686	51,036,268
Oppenheimer Master Loan Fund, LLC	2,554,383	44,354,028
Oppenheimer Total Return Bond Fund, Cl. I	25,526,360	168,729,242
		338,164,456
Foreign Equity Funds—31.0%
Oppenheimer Developing Markets Fund, Cl. I	3,228,768	137,868,411
Oppenheimer International Equity Fund, Cl. I	11,794,191	254,046,867
Oppenheimer International Growth Fund, Cl. I	6,520,730	281,043,482
Oppenheimer International Small-Mid Company Fund, Cl. I	2,126,271	114,797,376
		787,756,136
Foreign Fixed Income Fund—3.2%
Oppenheimer International Bond Fund, Cl. I	14,696,558	82,888,586
Money Market Fund—0.3%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2]	7,587,725	7,587,725

Total Investments, at Value (Cost $1,942,126,859)	99.9%	2,541,948,704
Net Other Assets (Liabilities)	0.1	2,521,521

Net Assets	100.0%	$2,544,470,225

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018

Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	363,572	476,674	33,494	806,752
Oppenheimer Global Multi Strategies Fund, Cl. I	870,291	756	871,047	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	469,836	724,370	66,556	1,127,650

11 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018

Alternative Funds (Continued)
Oppenheimer Master Event-Linked Bond Fund, LLC	1,493,604	797,047	101,127	2,189,524
Oppenheimer Real Estate Fund, Cl. I	547,627	76,070	26,807	596,890
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	9,005,104	37,145	1,643,464	7,398,785
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,854,798	16,640	753,176	3,118,262
Oppenheimer Main Street Small Cap Fund, Cl. I	6,199,301	29,754	510,647	5,718,408
Oppenheimer Value Fund, Cl. I	15,013,184	205,836	1,351,502	13,867,518
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	14,292,458	3,564,847	717,278	17,140,027
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,653,830	750,915	181,059	4,223,686
Oppenheimer Master Loan Fund, LLC	2,806,582	512,756	764,955	2,554,383
Oppenheimer Total Return Bond Fund, Cl. I	22,710,820	3,892,759	1,077,219	25,526,360
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	2,805,883	559,407	136,522	3,228,768
Oppenheimer International Equity Fund, Cl. I	11,557,153	932,635	695,597	11,794,191
Oppenheimer International Growth Fund, Cl. I	6,211,070	665,966	356,306	6,520,730
Oppenheimer International Small- Mid Company Fund, Cl. I	2,049,178	162,462	85,369	2,126,271
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	12,724,854	2,606,659	634,955	14,696,558
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,206,535	2,891,040	509,850	7,587,725

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$22,355,101	$—	$4,191	$(95,673)

12 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)

Alternative Funds (Continued)
Oppenheimer Global Multi Strategies Fund, Cl. I	$—	$—		$(3,092,029)		$2,713,037
Oppenheimer Gold & Special Minerals Fund, Cl. I	17,038,796	—		52,260		(909,223)
Oppenheimer Master Event-Linked Bond Fund, LLC	34,298,969	1,104,157	[a]	(401,420)	[a]	(474,936)[a]
Oppenheimer Real Estate Fund, Cl. I	14,916,290	81,868		333,068		274,176
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	507,408,647	—		41,955,255		(39,025,932)
Oppenheimer Main Street Mid Cap Fund, Cl. I	95,855,368	—		3,743,401		(1,025,377)
Oppenheimer Main Street Small Cap Fund, Cl. I	94,925,575	—		1,706,245		4,489,712
Oppenheimer Value Fund, Cl. I	538,753,055	4,605,174		26,587,037		(42,180,576)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	74,044,918	749,144		(4,294)		(478,103)
Oppenheimer Master Inflation Protected Securities Fund, LLC	51,036,268	1,061,765	[b]	28,042	[b]	(868,363)[b]
Oppenheimer Master Loan Fund, LLC	44,354,028	1,273,442	[c]	71,410	[c]	(356,005)[c]
Oppenheimer Total Return Bond Fund, Cl. I	168,729,242	2,859,555		980,081		(4,916,300)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	137,868,411	—		3,240,856		(14,559,541)
Oppenheimer International Equity Fund, Cl. I	254,046,867	—		5,475,992		(27,633,069)
Oppenheimer International Growth Fund, Cl. I	281,043,482	—		9,393,674		(27,576,969)
Oppenheimer International Small- Mid Company Fund, Cl. I	114,797,376	—		2,733,960		760,106
Foreign Fixed Income Fund
Oppenheimer International Bond Fund, Cl. I	82,888,586	1,939,686		111,894		(6,713,425)
Money Market Fund
Oppenheimer Institutional Government Money Market Fund, Cl. E	7,587,725	58,002		—		—

Total	$2,541,948,704	$13,732,793		$92,919,623		$(158,576,461)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

13 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

14 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $1,942,126,859)	2,541,948,704

Cash	1,158,084

Receivables and other assets:
Investments sold	2,318,210
Shares of beneficial interest sold	1,166,830
Dividends	1,004,492
Other	132,717

Total assets	2,547,729,037

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	1,511,067
Investments purchased	992,441
Distribution and service plan fees	525,797
Trustees’ compensation	190,812
Shareholder communications	4,361
Other	34,334

Total liabilities	3,258,812

Net Assets	$2,544,470,225

Composition of Net Assets
Par value of shares of beneficial interest	$171,455

Additional paid-in capital	2,012,395,425

Accumulated net investment income	38,882,175

Accumulated net realized loss on investments	(106,800,675)

Net unrealized appreciation on investments	599,821,845

Net Assets	$2,544,470,225

15 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,803,303,394 and 120,830,085 shares of beneficial interest outstanding)	$14.92

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.83

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $546,287,013 and 37,555,875 shares of beneficial interest outstanding)	$14.55

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,247,204 and 8,921,651 shares of beneficial interest outstanding)	$14.82

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $62,632,614 and 4,147,137 shares of beneficial interest outstanding)	$15.10

See accompanying Notes to Financial Statements.

16 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS For the Six Months Ended July 31, 2018 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$1,090,322
Dividends	13,835
Net expenses	(68,917)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	1,035,240

Net investment income allocated from Oppenheimer Master Inflation Protected Securities
Fund, LLC:
Interest	1,058,860
Dividends	2,905
Net expenses	(112,051)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities
Fund, LLC	949,714

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	1,241,537
Dividends	31,905
Net expenses	(78,308)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,195,134

Total allocation of net investment income from master funds	3,180,088

Investment Income
Dividends from affiliated companies	10,293,429

Interest	21,139

Total investment income	10,314,568

Expenses
Distribution and service plan fees:
Class A	2,174,255
Class B2	19,155
Class C	2,723,844
Class R	318,582

Transfer and shareholder servicing agent fees:
Class A	1,747,596
Class B2	3,756
Class C	533,878
Class R	125,788
Class Y	59,710

Shareholder communications:
Class A	13,472
Class B2	347
Class C	3,583
Class R	589
Class Y	182

Asset allocation fees	1,267,055

Trustees’ compensation	17,575

Custodian fees and expenses	12,641

Other	42,370

Total expenses	9,064,378

17 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Expenses (Continued)
Less waivers and reimbursements of expenses	$(506,822)

Net expenses	8,557,556

Net Investment Income	4,937,100

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in affiliated companies	93,221,591

Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(401,420)
Oppenheimer Master Inflation Protected Securities Fund, LLC	28,042
Oppenheimer Master Loan Fund, LLC	71,410

Net realized gain	92,919,623

Net change in unrealized appreciation/depreciation on investment transactions in affiliated companies	(156,877,157)

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(474,936)
Oppenheimer Master Inflation Protected Securities Fund, LLC	(868,363)
Oppenheimer Master Loan Fund, LLC	(356,005)

Net change in unrealized appreciation/depreciation	(158,576,461)

Net Decrease in Net Assets Resulting from Operations	$(60,719,738)

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2018	Year Ended
	(Unaudited)	January 31, 2018

Operations
Net investment income	$4,937,100	$14,027,621

Net realized gain	92,919,623	210,265,730

Net change in unrealized appreciation/depreciation	(158,576,461)	265,121,591

Net increase (decrease) in net assets resulting from operations	(60,719,738)	489,414,942

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(20,135,054)
Class B1	—	—
Class C	—	(2,258,627)
Class R	—	(1,116,655)
Class Y	—	(772,087)

	—	(24,282,423)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(44,172,622)	(80,802,213)
Class B1	(12,190,697)	(35,083,644)
Class C	(18,973,317)	(57,650,166)
Class R	861,928	(5,783,509)
Class Y	394,096	(4,424,578)

	(74,080,612)	(183,744,110)

Net Assets
Total increase (decrease)	(134,800,350)	281,388,409

Beginning of period	2,679,270,575	2,397,882,166

End of period (including accumulated net investment income of $38,882,175 and $33,945,075, respectively)	$2,544,470,225	$2,679,270,575

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$15.25	$12.68	$11.38	$12.12	$11.52	$10.27
Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.15	0.09	0.11	0.13
Net realized and unrealized gain (loss)	(0.37)	2.63	1.27	(0.65)	0.61	1.28

Total from investment operations	(0.33)	2.73	1.42	(0.56)	0.72	1.41
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.16)	(0.12)	(0.18)	(0.12)	(0.16)
Net asset value, end of period	$14.92	$15.25	$12.68	$11.38	$12.12	$11.52

Total Return, at Net Asset Value[3]	(2.16)%	21.62%	12.50%	(4.67)%	6.26%	13.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,803,303	$1,888,596	$1,645,373	$1,530,527	$1,599,618	$1,496,909
Average net assets (in thousands)	$1,806,787	$1,749,924	$1,606,586	$1,646,634	$1,591,772	$1,416,982
Ratios to average net assets:[4,5]
Net investment income	0.56%	0.75%	1.20%	0.74%	0.93%	1.14%
Expenses excluding specific expenses listed below	0.57%	0.59%	0.60%	0.59%	0.59%	0.59%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.57%	0.59%	0.60%	0.59%	0.59%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	0.53%	0.56%	0.55%	0.55%	0.54%
Portfolio turnover rate	8%	9%	5%	8%	15%	9%

20 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.15%
Year Ended January 31, 2018	1.22%
Year Ended January 31, 2017	1.23%
Year Ended January 29, 2016	1.21%
Year Ended January 30, 2015	1.21%
Year Ended January 31, 2014	1.26%

See accompanying Notes to Financial Statements.

21 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$14.92	$12.41	$11.14	$11.87	$11.28	$10.06
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	(0.00)[3]	0.05	(0.00)[3]	0.02	0.04
Net realized and unrealized gain (loss)	(0.36)	2.57	1.25	(0.64)	0.60	1.26

Total from investment operations	(0.37)	2.57	1.30	(0.64)	0.62	1.30
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.06)	(0.03)	(0.09)	(0.03)	(0.08)
Net asset value, end of period	$14.55	$14.92	$12.41	$11.14	$11.87	$11.28

Total Return, at Net Asset Value[4]	(2.48)%	20.72%	11.66%	(5.41)%	5.53%	12.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$546,287	$579,999	$535,568	$522,227	$557,576	$535,716
Average net assets (in thousands)	$551,887	$552,895	$533,800	$564,178	$562,221	$518,457
Ratios to average net assets:[5,6]
Net investment income (loss)	(0.19)%	(0.03)%	0.44%	(0.01)%	0.18%	0.35%
Expenses excluding specific expenses listed below	1.32%	1.34%	1.35%	1.34%	1.34%	1.33%
Interest and fees from borrowings	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%

Total expenses[8]	1.32%	1.34%	1.35%	1.34%	1.34%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.28%	1.31%	1.30%	1.30%	1.28%
Portfolio turnover rate	8%	9%	5%	8%	15%	9%

22 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.94%
Year Ended January 31, 2018	1.97%
Year Ended January 31, 2017	1.98%
Year Ended January 29, 2016	1.96%
Year Ended January 30, 2015	1.96%
Year Ended January 31, 2014	2.00%

See accompanying Notes to Financial Statements.

23 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$15.17	$12.62	$11.32	$12.05	$11.45	$10.21
Income (loss) from investment operations:
Net investment income[2]	0.02	0.07	0.11	0.06	0.08	0.09
Net realized and unrealized gain (loss)	(0.37)	2.61	1.28	(0.64)	0.61	1.28

Total from investment operations	(0.35)	2.68	1.39	(0.58)	0.69	1.37
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.13)	(0.09)	(0.15)	(0.09)	(0.13)
Net asset value, end of period	$14.82	$15.17	$12.62	$11.32	$12.05	$11.45

Total Return, at Net Asset Value[3]	(2.31)%	21.28%	12.29%	(4.88)%	5.99%	13.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,247	$134,457	$117,356	$108,810	$119,953	$128,012
Average net assets (in thousands)	$130,084	$123,173	$112,804	$120,320	$127,487	$133,527
Ratios to average net assets:[4,5]
Net investment income	0.31%	0.49%	0.94%	0.50%	0.66%	0.78%
Expenses excluding specific expenses listed below	0.82%	0.84%	0.85%	0.84%	0.84%	0.81%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.82%	0.84%	0.85%	0.84%	0.84%	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.78%	0.81%	0.80%	0.80%	0.76%
Portfolio turnover rate	8%	9%	5%	8%	15%	9%

24 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.44%
Year Ended January 31, 2018	1.47%
Year Ended January 31, 2017	1.48%
Year Ended January 29, 2016	1.46%
Year Ended January 30, 2015	1.46%
Year Ended January 31, 2014	1.48%

See accompanying Notes to Financial Statements.

25 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$15.42	$12.81	$11.51	$12.25	$11.65	$10.38
Income (loss) from investment operations:
Net investment income[2]	0.06	0.13	0.20	0.14	0.17	0.17
Net realized and unrealized gain (loss)	(0.38)	2.68	1.26	(0.66)	0.59	1.30

Total from investment operations	(0.32)	2.81	1.46	(0.52)	0.76	1.47
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.20)	(0.16)	(0.22)	(0.16)	(0.20)
Net asset value, end of period	$15.10	$15.42	$12.81	$11.51	$12.25	$11.65

Total Return, at Net Asset Value[3]	(2.08)%	21.98%	12.69%	(4.34)%	6.52%	14.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,633	$63,523	$56,496	$38,762	$30,551	$9,416
Average net assets (in thousands)	$61,750	$61,326	$41,675	$33,137	$17,424	$8,437
Ratios to average net assets:[4,5]
Net investment income	0.80%	0.90%	1.65%	1.14%	1.35%	1.48%
Expenses excluding specific expenses listed below	0.32%	0.34%	0.35%	0.35%	0.35%	0.30%
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	0.32%	0.34%	0.35%	0.35%	0.35%	0.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.28%	0.28%	0.31%	0.31%	0.31%	0.25%
Portfolio turnover rate	8%	9%	5%	8%	15%	9%

26 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	0.94%
Year Ended January 31, 2018	0.97%
Year Ended January 31, 2017	0.98%
Year Ended January 29, 2016	0.97%
Year Ended January 30, 2015	0.97%
Year Ended January 31, 2014	0.97%

See accompanying Notes to Financial Statements.

27 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that

28 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Significant Accounting Policies (Continued)

class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the

Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for

29 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

the fiscal year ended January 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended January 31, 2018, the Fund utilized $190,061,560 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2018 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2019	$143,139,986

At period end, it is estimated that the capital loss carryforwards would be $50,220,363 expiring by 2019. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $92,919,623 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,996,343,079

Gross unrealized appreciation	$563,684,384
Gross unrealized depreciation	(18,078,759)

Net unrealized appreciation	$545,605,625

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement. In March 2017, Financial Accounting Standards Board

30 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Significant Accounting Policies (Continued)

(“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used

31 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,412,259,439	$129,689,265	$—	$2,541,948,704

Total Assets	$2,412,259,439	$129,689,265	$—	$2,541,948,704

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and

32 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

4. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.30% of Master Loan, 8.97% of Master Event-Linked Bond and 30.54% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

33 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	4,813,633	$70,882,973	11,520,154	$158,595,411
Dividends and/or distributions reinvested	—	—	1,370,124	19,894,213
Redeemed	(7,807,990)	(115,055,595)	(18,788,195)	(259,291,837)

Net decrease	(2,994,357)	$(44,172,622)	(5,897,917)	$(80,802,213)

34 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class B
Sold	1,308	$19,225	5,644	$79,086
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	(837,842)	(12,209,922)	(2,595,314)	(35,162,730)

Net decrease	(836,534)	$(12,190,697)	(2,589,670)	$(35,083,644)

Class C
Sold	2,104,992	$30,264,442	4,207,402	$56,797,604
Dividends and/or distributions reinvested	—	—	157,946	2,245,998
Redeemed	(3,420,051)	(49,237,759)	(8,639,903)	(116,693,768)

Net decrease	(1,315,059)	$(18,973,317)	(4,274,555)	$(57,650,166)

Class R
Sold	1,062,948	$15,562,550	2,028,899	$28,004,514
Dividends and/or distributions reinvested	—	—	75,414	1,088,982
Redeemed	(1,005,928)	(14,700,622)	(2,542,115)	(34,877,005)

Net increase (decrease)	57,020	$861,928	(437,802)	$(5,783,509)

Class Y
Sold	578,866	$8,622,645	1,933,793	$26,855,663
Dividends and/or distributions reinvested	—	—	51,993	762,732
Redeemed	(552,395)	(8,228,549)	(2,273,941)	(32,042,973)

Net increase (decrease)	26,471	$394,096	(288,155)	$(4,424,578)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$207,816,272	$283,355,686

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.57%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

35 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Asset Allocation Fees. The Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the first $3 billion of the daily net assets of the Fund and 0.08% of the daily net assets in excess of $3 billion.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$117
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2018	64,811

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds

36 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

8. Fees and Other Transactions with Affiliates (Continued)

selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, and had previously adopted a similar plan for Class B shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund paid the Distributor an annual asset-based sales charge of 0.75% on Class B shares prior to their Conversion Date. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets and previously paid this fee for Class B prior to their Conversion Date. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

37 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor[1]	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2018	$388,212	$—	$1,739	$20,528	$—

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $506,822.

38 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

39 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Caleb Wong, Vice President
Jeffrey Bennett, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

40 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

41 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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47 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0550.001.0718 September 25, 2018

Semiannual Report 7/31/2018

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Portfolio Series Equity Investor Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	S&P 500 Index	MSCI World Index
6-Month	-3.24%	-8.80%	0.70%	-1.63%
1-Year	9.62	3.32	16.24	11.88
5-Year	8.45	7.17	13.12	9.49
10-Year	7.34	6.71	10.67	6.85

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Heightened volatility returned to the financial markets in 2018. Although several broad measures of global and U.S. stock market performance set new record highs in January 2018, financial markets soon encountered renewed concerns stemming from inflationary pressures in the United States and protectionist rhetoric from the U.S. government. Trade tensions were on the rise, and there were pockets of political issues, such as the elections in Mexico and Turkey, the new Italian government, and issues around immigration in the Eurozone.

In this environment, performance between asset classes was mixed. While the U.S. remained in an expansion, Europe and emerging markets slowed, creating a regime of potential policy divergence, repatriation of investment flows into the U.S., and large currency fluctuations. Market performance was weak, particularly in non-U.S. markets. Equity markets in the U.S. generally produced muted positive results and outperformed international equities, with the S&P 500 Index returning 0.70% and the MSCI World Index returning -1.63%. Emerging market equities had a particularly difficult period, with the

MSCI Emerging Markets Index returning -11.94%.

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of -3.24%. In an environment where U.S. equities outperformed their international counterparts, the Fund’s exposure to international equities resulted in underperformance versus its benchmarks, the S&P 500 Index and the MSCI World Index, which returned 0.70% and -1.63%, respectively.

Foreign equity funds that detracted from performance included Oppenheimer International Growth Fund, Oppenheimer International Equity Fund, and Oppenheimer Developing Markets Fund. Although foreign equity funds had a negative overall impact on performance, a bright spot this reporting period was Oppenheimer International Small-Mid Company Fund, which produced a positive absolute return and outperformed the S&P 500 Index and the MSCI World Index, as well as its own benchmark, the MSCI ACWI ex USA SMID Net Index.

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion.

3      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Although U.S. equities outperformed international equities, the Fund’s allocation to Oppenheimer Value Fund was another detractor from performance this reporting period. This underlying fund underperformed the broad U.S. equity market measured by the S&P 500 Index as value stocks continued to underperform growth stocks this reporting period. The Fund’s remaining U.S. equity funds produced positive absolute returns, led by Oppenheimer Main Street Small Cap Fund and Oppenheimer Main Street Mid Cap Fund. Small-and-mid cap stocks outperformed large cap stocks during this reporting period, which benefited the performance of these underlying funds. Small-cap stocks experienced particularly strong performance during the reporting period as investors sought companies more exposed to the U.S. economy versus larger-cap multi-nationals more exposed to global trade and whose foreign revenue is negatively impacted by a rising U.S. dollar. Oppenheimer Capital Appreciation Fund, which typically invests in large-cap U.S. growth stocks, also contributed positively to performance as growth continued to outperform value stocks.

Jeffrey Bennett,
Portfolio Manager

4      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Foreign Equity Funds	53.8%
Domestic Equity Funds	46.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on the total market value of investments.

TOP HOLDINGS

Oppenheimer International Growth Fund, Cl. I	20.8%
Oppenheimer Value Fund, Cl. I	20.5
Oppenheimer Capital Appreciation Fund, Cl. I	18.5
Oppenheimer International Equity Fund, Cl. I	17.7
Oppenheimer Developing Markets Fund, Cl. I	8.2
Oppenheimer International Small- Mid Company Fund, Cl. I	7.0
Oppenheimer Main Street Small Cap Fund, Cl. I	3.6
Oppenheimer Main Street Mid Cap Fund, Cl. I	3.5

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2018, and are based on net assets.

For more current Fund holdings, please visit oppenheimerfunds.com.

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	-3.24%	9.62%	8.45%	7.34%
Class C (OCAIX)	4/5/05	-3.59	8.76	7.64	6.54
Class R (ONAIX)	4/5/05	-3.40	9.30	8.17	7.10
Class Y (OYAIX)	4/5/05	-3.12	9.88	8.72	7.70

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/18
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	-8.80%	3.32%	7.17%	6.71%
Class C (OCAIX)	4/5/05	-4.55	7.76	7.64	6.54
Class R (ONAIX)	4/5/05	-3.40	9.30	8.17	7.10
Class Y (OYAIX)	4/5/05	-3.12	9.88	8.72	7.70

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The MSCI World Index is an index of issuers listed on the stock exchanges of foreign countries and the United States. It is widely recognized as a measure of global stock market performance. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on July 31, 2018, and are

6      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Actual	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During 6 Months Ended July 31, 2018
Class A	$1,000.00	$967.60	$2.20
Class C	1,000.00	964.10	5.86
Class R	1,000.00	966.00	3.42
Class Y	1,000.00	968.80	0.98

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.56	2.26
Class C	1,000.00	1,018.84	6.02
Class R	1,000.00	1,021.32	3.51
Class Y	1,000.00	1,023.80	1.00

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2018 are as follows:

Class	Expense Ratios
Class A	0.45%
Class C	1.20
Class R	0.70
Class Y	0.20

9      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.8%[1]
Domestic Equity Funds—46.1%
Oppenheimer Capital Appreciation Fund, Cl. I	2,488,758	$170,679,031
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,050,120	32,280,702
Oppenheimer Main Street Small Cap Fund, Cl. I	2,004,080	33,267,729
Oppenheimer Value Fund, Cl. I	4,852,455	188,517,889
		424,745,351
Foreign Equity Funds—53.7%
Oppenheimer Developing Markets Fund, Cl. I	1,760,707	75,182,173
Oppenheimer International Equity Fund, Cl. I	7,579,447	163,261,285
Oppenheimer International Growth Fund, Cl. I	4,454,996	192,010,310
Oppenheimer International Small-Mid Company Fund, Cl. I	1,187,669	64,122,245
		494,576,013
Total Investments, at Value (Cost $553,137,841)	99.8%	919,321,364
Net Other Assets (Liabilities)	0.2	1,388,619
Net Assets	100.0%	$920,709,983

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares July 31, 2018
Investment Companies
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	2,981,202	15,230	507,674	2,488,758
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,318,341	6,367	274,588	1,050,120
Oppenheimer Main Street Small Cap Fund, Cl. I	2,096,673	21,731	114,324	2,004,080
Oppenheimer Value Fund, Cl. I	5,409,855	70,915	628,315	4,852,455
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	1,337,978	489,850	67,121	1,760,707
Oppenheimer International Equity Fund, Cl. I	7,009,190	855,013	284,756	7,579,447
Oppenheimer International Growth Fund, Cl. I	4,059,673	563,475	168,152	4,454,996
Oppenheimer International Small-Mid Company Fund, Cl. I	1,424,623	6,953	243,907	1,187,669

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	$170,679,031	$—	$2,074,570	$(1,103,748)
Oppenheimer Main Street Mid Cap Fund, Cl. I	32,280,702	—	153,368	824,184

10      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Main Street Small
Cap Fund, Cl. I	$33,267,729	$—	$42,393	$2,131,476
Oppenheimer Value Fund, Cl. I	188,517,889	1,576,683	4,940,949	(10,668,769)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	75,182,173	—	(61,797)	(5,729,418)
Oppenheimer International Equity Fund, Cl. I	163,261,285	—	(77,236)	(13,541,019)
Oppenheimer International Growth Fund, Cl. I	192,010,310	—	(65,552)	(11,714,599)
Oppenheimer International Small- Mid Company Fund, Cl. I	64,122,245	—	5,303,394	(4,072,908)
Total	$919,321,364	$1,576,683	$12,310,089	$(43,874,801)

See accompanying Notes to Financial Statements.

11      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2018 Unaudited

Assets
Investments, at value—affiliated companies (cost $553,137,841)—see accompanying
statement of investments	919,321,364
Cash	1,328,031
Receivables and other assets:
Shares of beneficial interest sold	454,051
Investments sold	346,412
Other	39,122

Total assets	921,488,980
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	515,396
Distribution and service plan fees	189,404
Trustees’ compensation	48,108
Shareholder communications	3,695
Other	22,394

Total liabilities	778,997
Net Assets	$920,709,983

Composition of Net Assets
Par value of shares of beneficial interest	$49,216
Additional paid-in capital	535,938,925
Accumulated net investment loss	(1,301,488)
Accumulated net realized gain on investments	19,839,807
Net unrealized appreciation on investments	366,183,523

Net Assets	$920,709,983

12      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $642,733,044 and 34,141,811 shares of beneficial interest outstanding)	$18.83
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$19.98
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $194,135,488 and 10,621,394 shares of beneficial interest outstanding)	$18.28
Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,131,933 and 3,201,259 shares of beneficial interest outstanding)	$18.78
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $23,709,518 and 1,251,743 shares of beneficial interest outstanding)	$18.94

See accompanying Notes to Financial Statements.

13      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS For the Six Months Ended July 31, 2018 Unaudited

Investment Income
Dividends—affiliated companies	$1,576,683
Interest	8,654
Total investment income	1,585,337
Expenses
Distribution and service plan fees:
Class A	774,621
Class B1	6,412
Class C	976,689
Class R	142,561
Transfer and shareholder servicing agent fees:
Class A	621,523
Class B1	1,256
Class C	191,258
Class R	56,196
Class Y	21,912
Shareholder communications:
Class A	7,060
Class B1	165
Class C	1,968
Class R	499
Class Y	71
Trustees’ compensation	6,339
Custodian fees and expenses	3,099
Other	26,418
Total expenses	2,838,047
Net Investment Loss	(1,252,710)
Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in affiliated companies	12,310,089
Net change in unrealized appreciation/depreciation on investment transactions in affiliated companies	(43,874,801)
Net Decrease in Net Assets Resulting from Operations	$(32,817,422)

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

14      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
Operations
Net investment income (loss)	$(1,252,710)	$1,990,057
Net realized gain	12,310,089	37,844,368
Net change in unrealized appreciation/depreciation	(43,874,801)	174,076,927
Net increase (decrease) in net assets resulting from operations	(32,817,422)	213,911,352

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(9,188,357)
Class B1	—	—
Class C	—	(1,569,453)
Class R	—	(685,005)
Class Y	—	(417,376)
	—	(11,860,191)
Distributions from net realized gain:
Class A	—	(5,750,651)
Class B1	—	(46,784)
Class C	—	(1,877,407)
Class R	—	(498,952)
Class Y	—	(224,705)
	—	(8,398,499)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(10,103,299)	4,113,274
Class B1	(4,030,402)	(11,826,177)
Class C	(11,095,477)	(10,175,540)
Class R	2,552,145	3,238,839
Class Y	(1,194,795)	1,278,604
	(23,871,828)	(13,371,000)

Net Assets
Total increase (decrease)	(56,689,250)	180,281,662
Beginning of period	977,399,233	797,117,571
End of period (including accumulated net investment loss of $1,301,488 and $48,778, respectively)	$920,709,983	$977,399,233

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

15      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.46	$15.59	$13.99	$14.87	$14.28	$12.30
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.07	0.14	0.07	0.11	0.12
Net realized and unrealized gain (loss)	(0.62)	4.24	1.74	(0.76)	0.60	1.97
Total from investment operations	(0.63)	4.31	1.88	(0.69)	0.71	2.09
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.27)	(0.16)	(0.19)	(0.12)	(0.11)
Distributions from net realized gain	0.00	(0.17)	(0.12)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.44)	(0.28)	(0.19)	(0.12)	(0.11)
Net asset value, end of period	$18.83	$19.46	$15.59	$13.99	$14.87	$14.28

Total Return, at Net Asset Value[3]	(3.24)%	27.83%	13.52%	(4.78)%	4.99%	16.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$642,733	$674,845	$537,926	$492,539	$513,521	$482,285
Average net assets (in thousands)	$642,594	$598,934	$522,301	$533,833	$519,483	$442,886
Ratios to average net assets:[4]
Net investment income (loss)	(0.10)%	0.42%	0.93%	0.45%	0.72%	0.88%
Expenses excluding specific expenses listed below	0.45%	0.47%	0.48%	0.48%	0.48%	0.48%
Interest and fees from borrowings	0.00%	0.00%	0.00%[5]	0.00%[5]	0.00%	0.00%
Total expenses[6]	0.45%	0.47%	0.48%	0.48%	0.48%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.46%	0.48%	0.48%	0.48%	0.47%
Portfolio turnover rate	8%	8%	6%	8%	10%	6%

16      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.15%
Year Ended January 31, 2018	1.17%
Year Ended January 31, 2017	1.18%
Year Ended January 29, 2016	1.16%
Year Ended January 30, 2015	1.17%
Year Ended January 31, 2014	1.23%

See accompanying Notes to Financial Statements.

17      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.96	$15.21	$13.65	$14.52	$13.94	$12.02
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	(0.06)	0.02	(0.05)	0.00	0.02
Net realized and unrealized gain (loss)	(0.60)	4.12	1.71	(0.75)	0.59	1.92
Total from investment operations	(0.68)	4.06	1.73	(0.80)	0.59	1.94
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.14)	(0.05)	(0.07)	(0.01)	(0.02)
Distributions from net realized gain	0.00	(0.17)	(0.12)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.31)	(0.17)	(0.07)	(0.01)	(0.02)
Net asset value, end of period	$18.28	$18.96	$15.21	$13.65	$14.52	$13.94

Total Return, at Net Asset Value[3]	(3.59)%	26.83%	12.71%	(5.51)%	4.22%	16.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,135	$212,996	$180,365	$172,605	$186,923	$177,813
Average net assets (in thousands)	$197,687	$193,616	$179,171	$189,362	$189,422	$164,340
Ratios to average net assets:[4]
Net investment income (loss)	(0.85)%	(0.36)%	0.16%	(0.31)%	(0.02)%	0.12%
Expenses excluding specific expenses listed below	1.20%	1.22%	1.23%	1.23%	1.22%	1.23%
Interest and fees from borrowings	0.00%	0.00%	0.00%[5]	0.00%[5]	0.00%	0.00%
Total expenses[6]	1.20%	1.22%	1.23%	1.23%	1.22%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.21%	1.23%	1.23%	1.22%	1.22%
Portfolio turnover rate	8%	8%	6%	8%	10%	6%

18      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.90%
Year Ended January 31, 2018	1.92%
Year Ended January 31, 2017	1.93%
Year Ended January 29, 2016	1.91%
Year Ended January 30, 2015	1.91%
Year Ended January 31, 2014	1.98%

See accompanying Notes to Financial Statements.

19      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.44	$15.59	$13.98	$14.86	$14.25	$12.27
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	0.04	0.10	0.03	0.06	0.06
Net realized and unrealized gain (loss)	(0.63)	4.21	1.75	(0.77)	0.62	1.99
Total from investment operations	(0.66)	4.25	1.85	(0.74)	0.68	2.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.12)	(0.14)	(0.07)	(0.07)
Distributions from net realized gain	0.00	(0.17)	(0.12)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.40)	(0.24)	(0.14)	(0.07)	(0.07)
Net asset value, end of period	$18.78	$19.44	$15.59	$13.98	$14.86	$14.25

Total Return, at Net Asset Value[3]	(3.40)%	27.44%	13.31%	(5.02)%	4.77%	16.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,132	$59,559	$45,222	$41,159	$49,122	$52,433
Average net assets (in thousands)	$58,120	$50,000	$43,838	$48,259	$52,717	$54,751
Ratios to average net assets:[4]
Net investment income (loss)	(0.35)%	0.22%	0.68%	0.19%	0.43%	0.46%
Expenses excluding specific expenses listed below	0.70%	0.72%	0.73%	0.73%	0.73%	0.71%
Interest and fees from borrowings	0.00%	0.00%	0.00%[5]	0.00%[5]	0.00%	0.00%
Total expenses[6]	0.70%	0.72%	0.73%	0.73%	0.73%	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.71%	0.73%	0.73%	0.73%	0.70%
Portfolio turnover rate	8%	8%	6%	8%	10%	6%

20      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	1.40%
Year Ended January 31, 2018	1.42%
Year Ended January 31, 2017	1.43%
Year Ended January 29, 2016	1.41%
Year Ended January 30, 2015	1.42%
Year Ended January 31, 2014	1.46%

See accompanying Notes to Financial Statements.

21      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.55	$15.67	$14.05	$14.94	$14.34	$12.35
Income (loss) from investment operations:
Net investment income[2]	0.01	0.13	0.18	0.11	0.15	0.16
Net realized and unrealized gain (loss)	(0.62)	4.23	1.76	(0.77)	0.60	1.98
Total from investment operations	(0.61)	4.36	1.94	(0.66)	0.75	2.14
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.31)	(0.20)	(0.23)	(0.15)	(0.15)
Distributions from net realized gain	0.00	(0.17)	(0.12)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.48)	(0.32)	(0.23)	(0.15)	(0.15)
Net asset value, end of period	$18.94	$19.55	$15.67	$14.05	$14.94	$14.34

Total Return, at Net Asset Value[3]	(3.12)%	28.04%	13.88%	(4.53)%	5.24%	17.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,710	$25,773	$19,517	$20,784	$20,573	$20,263
Average net assets (in thousands)	$22,651	$22,559	$18,820	$22,268	$20,881	$17,842
Ratios to average net assets:[4]
Net investment income	0.14%	0.72%	1.18%	0.71%	1.00%	1.21%
Expenses excluding specific expenses listed below	0.20%	0.23%	0.23%	0.23%	0.23%	0.18%
Interest and fees from borrowings	0.00%	0.00%	0.00%[5]	0.00%[5]	0.00%	0.00%
Total expenses[6]	0.20%	0.23%	0.23%	0.23%	0.23%	0.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.20%	0.22%	0.23%	0.23%	0.23%	0.17%
Portfolio turnover rate	8%	8%	6%	8%	10%	6%

22      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2018	0.90%
Year Ended January 31, 2018	0.93%
Year Ended January 31, 2017	0.93%
Year Ended January 29, 2016	0.91%
Year Ended January 30, 2015	0.92%
Year Ended January 31, 2014	0.93%

See accompanying Notes to Financial Statements.

23      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that

24      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

2. Significant Accounting Policies (Continued)

class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the

Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for

25      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

the fiscal year ended January 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended January 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be zero. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$566,925,677

Gross unrealized appreciation	$352,395,687
Gross unrealized depreciation	—

Net unrealized appreciation	$352,395,687

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

26      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$919,321,364	$—	$—	$919,321,364

Total Assets	$919,321,364	$—	$—	$919,321,364

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or

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5. Market Risk Factors (Continued)

commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	1,845,428	$34,427,272	4,255,418	$73,837,273
Dividends and/or distributions reinvested	—	—	809,186	14,824,293
Redeemed	(2,384,175)	(44,530,571)	(4,878,024)	(84,548,292)
Net increase (decrease)	(538,747)	$(10,103,299)	186,580	$4,113,274

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class B
Sold	1,300	$23,534	5,494	$88,315
Dividends and/or distributions reinvested	—	—	2,571	46,608
Redeemed[1]	(221,037)	(4,053,936)	(708,480)	(11,961,100)
Net decrease	(219,737)	$(4,030,402)	(700,415)	$(11,826,177)

Class C
Sold	617,258	$11,190,922	1,466,443	$24,979,786
Dividends and/or distributions reinvested	—	—	192,073	3,432,355
Redeemed	(1,227,823)	(22,286,399)	(2,282,324)	(38,587,681)
Net decrease	(610,565)	$(11,095,477)	(623,808)	$(10,175,540)

Class R
Sold	448,728	$8,364,290	925,969	$16,305,280
Dividends and/or distributions reinvested	—	—	63,134	1,155,983
Redeemed	(311,201)	(5,812,145)	(826,685)	(14,222,424)
Net increase	137,527	$2,552,145	162,418	$3,238,839

Class Y
Sold	210,853	$3,971,948	485,650	$8,400,649
Dividends and/or distributions reinvested	—	—	34,536	635,808
Redeemed	(277,119)	(5,166,743)	(447,862)	(7,757,853)
Net increase (decrease)	(66,266)	$(1,194,795)	72,324	$1,278,604

1. All outstanding Class B share converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$70,140,871	$95,805,555

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.65%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day

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8. Fees and Other Transactions with Affiliates (Continued)

portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$23
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2018	12,997

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other”

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, and had previously adopted a similar plan for Class B shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund paid the Distributor an annual asset-based sales charge of 0.75% on Class B shares prior to the Conversion Date. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets and previously paid this fee for Class B prior to their Conversion Date. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

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8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor[1]	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2018	$206,064	$—	$565	$11,771	$—

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Jeffrey Bennett, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

36      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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39      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0555.001.0718 September 25, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018